Shareholder Report, Line Graph (Details) - USD ($)								2 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended					14 Months Ended	15 Months Ended	20 Months Ended	24 Months Ended			26 Months Ended	27 Months Ended	32 Months Ended	36 Months Ended		39 Months Ended	48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 08, 2024	Dec. 12, 2023	Sep. 19, 2023	Mar. 21, 2023	Sep. 13, 2022	Dec. 12, 2018	Nov. 30, 2015	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2019	Nov. 30, 2016	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2020	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2021	Nov. 30, 2018	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000262410
Account Value [Line Items]
Line Graph and Table Measure Name											AB California Intermediate Municipal ETF
Accumulated Value							$ 10,000								$ 9,964						$ 10,266					$ 10,368			$ 10,965		$ 11,319		$ 11,488		$ 10,906	$ 11,317	$ 11,894	$ 12,302
C000262411
Account Value [Line Items]
Line Graph and Table Measure Name											AB Core Bond ETF
Accumulated Value							10,000								10,333						10,728					10,589			11,681		12,569		12,527		10,776	10,928	11,823	12,505
C000254634
Account Value [Line Items]
Line Graph and Table Measure Name											AB International Buffer ETF
Accumulated Value	$ 10,000											$ 11,261
C000247940
Account Value [Line Items]
Line Graph and Table Measure Name											AB International Low Volatility Equity ETF
Accumulated Value							10,000								9,973						12,391					11,998			13,218		13,623		15,075		13,509	14,719	17,456	20,993
C000254635
Account Value [Line Items]
Line Graph and Table Measure Name											AB Moderate Buffer ETF
Accumulated Value	10,000											11,096
C000262412
Account Value [Line Items]
Line Graph and Table Measure Name											AB New York Intermediate Municipal ETF
Accumulated Value							10,000								9,984						10,298					10,362			10,991		11,251		11,546		10,871	11,281	11,815	12,145
C000247934
Account Value [Line Items]
Line Graph and Table Measure Name											AB Short Duration High Yield ETF
Accumulated Value							10,000								10,689						11,199					11,268			12,148		12,636		13,109		12,181	13,242	14,599	15,567
C000247935
Account Value [Line Items]
Line Graph and Table Measure Name											AB Short Duration Income ETF
Accumulated Value						$ 10,000								$ 10,704						$ 11,049					$ 11,106			$ 10,392		$ 10,914		$ 11,673		$ 12,386
C000245882
Account Value [Line Items]
Line Graph and Table Measure Name											AB Conservative Buffer ETF
Accumulated Value		$ 10,000											$ 11,231						$ 11,750
C000245883
Account Value [Line Items]
Line Graph and Table Measure Name											AB Core Plus Bond ETF
Accumulated Value		10,000											10,619						11,212
C000245884
Account Value [Line Items]
Line Graph and Table Measure Name											AB Corporate Bond ETF
Accumulated Value		10,000											10,825						11,460
C000240507
Account Value [Line Items]
Line Graph and Table Measure Name											AB Disruptors ETF
Accumulated Value				$ 10,000						$ 11,546								$ 16,625						$ 21,215
C000241312
Account Value [Line Items]
Line Graph and Table Measure Name											AB High Yield ETF
Accumulated Value							10,000								11,045						11,900					11,960			13,160		14,249		15,258		13,844	14,940	16,764	18,107
C000245885
Account Value [Line Items]
Line Graph and Table Measure Name											AB Tax-Aware Intermediate Municipal ETF
Accumulated Value		10,000											10,581						10,902
C000245886
Account Value [Line Items]
Line Graph and Table Measure Name											AB Tax-Aware Long Municipal ETF
Accumulated Value		10,000											10,619						10,850
C000237018
Account Value [Line Items]
Line Graph and Table Measure Name											AB Tax-Aware Short Duration Municipal ETF
Accumulated Value					$ 10,000				$ 10,022								$ 10,364						$ 10,793				$ 11,185
C000237019
Account Value [Line Items]
Line Graph and Table Measure Name											AB Ultra Short Income ETF
Accumulated Value					10,000				10,046								10,616						11,240				11,776
C000240508
Account Value [Line Items]
Line Graph and Table Measure Name											AB US High Dividend ETF
Accumulated Value				10,000						11,374								15,570						17,206
C000241953
Account Value [Line Items]
Line Graph and Table Measure Name											AB US Large Cap Strategic Equities ETF
Accumulated Value			$ 10,000					$ 10,392								$ 13,945						$ 15,698
C000240509
Account Value [Line Items]
Line Graph and Table Measure Name											AB US Low Volatility Equity ETF
Accumulated Value				10,000						11,609								14,681						16,230
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value							10,000								9,978						10,535					10,654			11,559		12,125		12,364		11,295	11,779	12,360	12,686
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000								10,217						10,546					10,404			11,527		12,366		12,224		10,654	10,780	11,521	12,178
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index (net)
Accumulated Value	10,000											12,205
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index (net)
Accumulated Value							10,000								9,634						12,262					11,288			12,692		13,501		14,955		13,438	15,099	16,893	21,033
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 10,000											$ 11,456
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value							10,000								9,978						10,535					10,654			11,559		12,125		12,364		11,295	11,779	12,360	12,686
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate Bond Index
Accumulated Value							10,000								10,458						11,103					10,765			12,471		13,689		13,616		11,511	11,920	12,952	13,716
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000								10,994						11,795					11,659			10,162		10,282		10,989		11,615
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value		10,000											13,165						15,140
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000											10,561						11,163
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate Bond Index
Accumulated Value		10,000											10,711						11,343
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index (net)
Accumulated Value				10,000						11,210								14,138						16,712
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate Bond Index
Accumulated Value							10,000								10,458						11,103					10,765			12,471		13,689		13,616		11,511	11,920	12,952	13,716
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value		10,000											10,433						10,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value		10,000											10,433						10,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value					10,000				10,106								10,539						11,058				11,349
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000				9,942								10,059						10,750				11,363
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value				10,000						11,541								15,452						17,769
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value			$ 10,000					$ 10,313								$ 13,808						$ 15,879
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value				10,000						11,541								15,452						17,769
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-10 Yr Municipal Bond Blend
Accumulated Value							10,000								9,952						10,308					10,441			11,104		11,564		11,655		11,054	11,431	11,815	12,291
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-10 Yr Municipal Bond Blend
Accumulated Value							10,000								9,952						10,308					10,441			11,104		11,564		11,655		11,054	11,431	11,815	12,291
Alliance Bernstein Index: Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
Accumulated Value							10,000								11,154						12,034					12,349			13,043		13,633		14,525		13,907	15,083	16,909	18,102
Alliance Bernstein Index: Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year U.S. Government/Credit Index
Accumulated Value						$ 10,000								$ 10,565						$ 11,067					$ 10,995			$ 10,369		$ 10,707		$ 11,302		$ 11,951
AllianceBernstein Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Growth Index
Accumulated Value				$ 10,000						$ 11,633								$ 15,004						$ 18,407
AllianceBernstein Index: Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Accumulated Value							$ 10,000								$ 11,211						$ 12,238					$ 12,282			$ 13,471		$ 14,436		$ 15,197		$ 13,836	$ 15,039	$ 16,950	$ 18,229
AllianceBernstein Index: Bloomberg 20 Year (17-22) Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 20 Year (17-22) Municipal Index
Accumulated Value		$ 10,000											$ 10,561						$ 10,692
AllianceBernstein Index: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year Municipal Bond Index
Accumulated Value					10,000				10,031								10,308						10,657				11,020
AllianceBernstein Index: FTSE 3-Month US T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 3-Month US T-Bill Index
Accumulated Value					$ 10,000				$ 10,065								$ 10,580						$ 11,165				$ 11,663